Risk management, derivative instruments and concentrations of risk - Fair value of derivative instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (7,208)	$ (2,907)
Derivative Liability, Noncurrent	(23,652)	(12,028)
Interest rate swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	0	0
Derivative Asset, Noncurrent	0	0
Derivative Liability, Current	(7,208)	(2,907)
Derivative Liability, Noncurrent	$ (23,652)	$ (12,028)